Other finance income and costs	12 Months Ended
Mar. 31, 2023
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Other finance income and costs
28. Other finance income and costs
Other finance income and costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Other finance income
Interest income
Financial assets measured at amortized cost	17,526	16,920	101,737
Financial assets measured at fair value through other comprehensive income	88,074	84,592	132,365
Dividend income
Financial assets measured at fair value through other comprehensive income	88,837	94,833	109,308
Other	240,791	138,416	35,939

Total	435,229	334,760	379,350

Other finance costs
Interest expense
Financial liabilities measured at amortized cost	(42,421)	(32,458)	(47,356)
Other	(5,116)	(11,539)	(77,757)

Total	(47,537)	(43,997)	(125,113)

The decrease in “Other finance income—Other” was due mainly to a decrease during fiscal 2023 in profit on securities revaluation.